REPORTING SEGMENT AND GEOGRAPHIC INFORMATION - Segment Income (Loss) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	1
Segment Reporting Information [Line Items]
Revenues	$ 1,297	$ 183	$ 1,608
Gross loss	(16,274)	(3,498)	(1,662)
Impairment of long-lived assets	24,716	0	0
Total operating expenses	90,136	75,631	118,230
Operating loss	(106,410)	(79,129)	(119,892)
Income (Loss) from warrants remeasurement	37,953	(22,750)	396
Financial income (expenses), net	10,658	(7,812)	3,928
Net loss before income tax	(57,799)	(109,691)	(115,568)
Taxes on income (tax benefit)	(1,992)	2,063	(1,360)
Net loss	(55,807)	(111,754)	(114,208)
Reduction-in-force of R&D employees	1,610
R&D tax credit benefits	$ 2,368	5,697	769
Reduction-In-Force Plan
Segment Reporting Information [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and development expenses, net, Selling, general and administrative expenses
Reportable Segment
Segment Reporting Information [Line Items]
Revenues	$ 1,297	183	1,608
Cost of revenues non-recurring costs	15,936	0	0
Cost of revenues	1,635	3,681	3,270
Gross loss	(16,274)	(3,498)	(1,662)
Research and development employee labor costs (excluding share based compensation expenses)	19,167	21,821	24,068
Other research and development expenses	24,579	29,131	37,959
Research and development share based compensation expenses	2,444	4,205	8,397
Research and development non-recurring expenses	(758)	(5,697)	12,238
Selling, general and administrative employee labor costs (excluding share based compensation expenses)	7,884	10,609	11,330
Other selling, general and administrative expenses	8,990	10,182	15,707
Selling, general and administrative share based compensation expenses	2,623	5,380	7,881
Selling, general and administrative non-recurring expenses	491	0	650
Impairment of long-lived assets	24,716	0	0
Total operating expenses	90,136	75,631	118,230
Operating loss	(106,410)	(79,129)	(119,892)
Income (Loss) from warrants remeasurement	37,953	(22,750)	396
Financial income (expenses), net	10,658	(7,812)	3,928
Net loss before income tax	(57,799)	(109,691)	(115,568)
Taxes on income (tax benefit)	(1,992)	2,063	(1,360)
Net loss	$ (55,807)	$ (111,754)	$ (114,208)